Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitment Contingencies Disclosure [Line Items]
Lease Expiration Date	Sep. 30, 2013
Sale Leaseback Transaction, Monthly Rental Payments	$ 4,200
Operating Leases, Rent Expense	$ 176,830	$ 210,492